Pension And Other Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Matching contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Maximum contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years	5
Interest rate earned on deferred compensation	150.00%
Increments of changes to the discount rate, basis points	25
Estimated increase in pension expense	$ 7.5
Future estimated funding amount	47
Future estimated funding amount of retirement plan	$ 46
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	7.50%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	5.00%